TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities [abstract]
Current income tax	R$ 1,693,623	R$ 2,031,674
Current social contributions	839,109	921,398
Total	2,532,732	2,953,072
Noncurrent liabilities:
Deferred income tax and social contributions	R$ 3,978,754	R$ 8,315,386